Investment Objectives and Goals - Bitwise CRCL Option Income Strategy ETF	Sep. 11, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise CRCL Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of Class A common stock of Circle Internet Group, Inc. (NYSE: CRCL) (“CRCL”), subject to a limit on potential investment gains.